Summary of Significant Accounting Policies (Details)	Dec. 31, 2025	Dec. 31, 2024
Fastenal Company common stock | Fastenal Company & Subsidiaries 401(k) and Employee Stock Ownership Plan
Accounting Policy [Line Items]
Risk and Uncertainty, Concentration of Investment at Fair Value to Total Investments, Percentage	26.00%	27.00%